Derivatives	3 Months Ended
Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
Derivatives
Commodity Derivatives
To minimize the effect of commodity prices and maintain our cash flow and the economics of our development plans, we enter into commodity hedge contracts from time to time. The terms of the contracts depend on various factors, including management’s view of future commodity prices, acquisition economics on purchased assets and future financial commitments. This hedging program is designed to mitigate the effect of commodity price downturns while allowing us to participate in some commodity price upside. Management regularly monitors the commodity markets and financial commitments to determine if, when, and at what level commodity hedging is appropriate in accordance with policies that are established by the board of directors of our general partner. Currently, the commodity derivatives are in the form of swaps, puts and collars. As of March 31, 2013, the aggregate notional volume of our commodity derivatives was 11.1 million gallons.
We enter into commodity contracts with multiple counterparties. We may be required to post collateral with our counterparties in connection with our derivative positions. As of March 31, 2013, we have not posted collateral with our counterparties. The counterparties are not required to post collateral with us in connection with their derivative positions. Netting agreements are in place with our counterparties that permit us to offset our commodity derivative asset and liability positions.
As of March 31, 2013 and December 31, 2012, the fair value associated with our commodity derivative instruments were recorded in our condensed consolidated balance sheets, under the captions as follows:

(in thousands)	Gross Derivative Assets		Gross Derivative Liabilities		Net Amount of Derivative Assets and Liabilities	Net Amount of Derivative Assets and Liabilities
Balance Sheet Classification	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012

Risk management assets	$1,221	$1,889	$(733)	$(920)	$488	$969
Risk management assets - long term	—	—	—	—	—	—
Total	$1,221	$1,889	$(733)	$(920)	$488	$969

Risk management liabilities	$—	$—	$—	$—	$—	$—
Risk management liabilities - long term	—	—	—	—	—	—
Total	$—	$—	$—	$—	$—	$—

For the three months ended March 31, 2013 and 2012, respectively, the realized and unrealized gains (losses) associated with our commodity derivative instruments were recorded in our condensed consolidated statements of operations, under the captions as follows:

	Gain (loss) on derivatives
Statement of Operations Classification	Realized	Unrealized
	(in thousands)
Three months ended March 31, 2013
Revenue	$176	$—
Unrealized gain (loss) on commodity derivatives	—	(481)
Total	$176	$(481)
Three months ended March 31, 2012
Revenue	$(55)	$—
Unrealized gain (loss) on commodity derivatives	—	323
Total	$(55)	$323